The Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.23%
	Business Services - 23.40%
607,503	ANSYS, Inc.(a)	$243,681,603
1,988,534	Duck Creek Technologies, Inc.(a)	59,874,759
1,376,002	Guidewire Software, Inc.(a)	156,217,507
693,071	nCino, Inc.(a)	38,021,875
757,336	Paycom Software, Inc.(a)	314,438,334
2,822,699	PROS Holdings, Inc.(a)(b)	97,354,888
3,046,445	Q2 Holdings, Inc.(a)(b)	242,009,591
711,062	Tyler Technologies, Inc.(a)	382,515,803
		1,534,114,360

	Consumer Related - 4.41%
2,732,476	Alarm.com Holdings, Inc.(a)(b)	231,741,290
2,745,766	Olo, Inc. - Class A(a)	57,139,390
		288,880,680

	Industrial Products & Systems - 9.93%
347,463	Balchem Corp.	58,582,262
4,358,450	Cognex Corp.	338,913,072
1,253,373	DMC Global, Inc.(a)(b)	49,646,104
1,463,954	Helios Technologies, Inc.	153,964,042
967,289	Proto Labs, Inc.(a)	49,670,290
		650,775,770

	Information/Knowledge Management - 24.46%
967,940	Alteryx, Inc. - Class A(a)	58,560,370
733,564	American Software, Inc. - Class A	19,197,370
2,269,689	Anaplan, Inc.(a)	104,065,241
1,839,997	Appfolio, Inc. - Class A(a)(b)	222,750,037
413,023	Blackbaud, Inc.(a)	32,620,557
1,999,295	Datadog, Inc. - Class A(a)	356,094,432
2,132,060	Manhattan Associates, Inc.(a)	331,514,009
848,958	NextGen Healthcare, Inc.(a)	15,102,963
4,062,915	Smartsheet, Inc. - Class A(a)	314,672,767
2,292,529	Vocera Communications, Inc.(a)(b)	148,647,580
		1,603,225,326

	Medical/Health Care - 30.19%
726,324	10X Genomics, Inc. - Class A(a)	108,193,223
845,006	ABIOMED, Inc.(a)	303,500,805
593,099	Bio-Techne Corp.	306,833,837
3,138,112	Cardiovascular Systems, Inc.(a)(b)	58,933,743
1,815,485	Glaukos Corp.(a)	80,680,154
2,162,916	Inogen, Inc.(a)(b)	73,539,144
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	116,369,342
1,361,033	OrthoPediatrics Corp.(a)(b)	81,471,435
1,454,086	Quidel Corp.(a)	196,287,069
520,690	Repligen Corp.(a)	137,899,540
543,208	Tandem Diabetes Care, Inc.(a)	81,763,668
1,214,786	Veeva Systems, Inc. - Class A(a)	310,353,527

Shares		Value (Note 1)
COMMON STOCKS - 98.23% (continued)
	Medical/Health Care - 30.19% (continued)
3,137,553	Vericel Corp.(a)(b)	$123,305,833
		1,979,131,320

	Miscellaneous - 5.84%
1,024,978	CryoPort, Inc.(a)	60,647,948
7,095,028	Neogen Corp.(a)(b)	322,185,222
		382,833,170

Total Common Stocks (Cost $2,901,384,330)		6,438,960,626

SHORT TERM INVESTMENTS - 1.87%
122,478,574	First American Treasury Obligations Fund, 0.01%(c)	122,478,574

Total Short Term Investments (Cost $122,478,574)		122,478,574

Total Value of Investments (Cost $3,023,862,904) - 100.10%		6,561,439,200
Liabilities in Excess of Other Assets - (0.10)%		(6,362,716)
Net Assets - 100.00%		$6,555,076,484

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2021.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	23.40%	$1,534,114,360
Consumer Related	4.41%	288,880,680
Industrial Products & Systems	9.93%	650,775,770
Information/Knowledge Management	24.46%	1,603,225,326
Medical/Health Care	30.19%	1,979,131,320
Miscellaneous	5.84%	382,833,170
Short Term Investments	1.87%	122,478,574
Liabilities in Excess of Other Assets	(0.10)%	(6,362,716)
Total	100.00%	$6,555,076,484

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

The Brown Capital Management Mid Company Fund
Schedule of Investments
As of December 31, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.78%
	Business Services - 14.89%
10,289	Bright Horizons Family Solutions, Inc.(a)	$1,295,179
16,369	Envestnet, Inc.(a)	1,298,717
7,355	Equifax, Inc.	2,153,471
8,571	Jack Henry & Associates, Inc.	1,431,271
4,263	Tyler Technologies, Inc.(a)	2,293,281
		8,471,919

	Consumer Related - 8.31%
648	Chipotle Mexican Grill, Inc.(a)	1,132,866
3,961	Expedia, Inc.(a)	715,832
4,582	LKQ Corp.	275,058
1,093	O'Reilly Automotive, Inc.(a)	771,909
2,607	Tractor Supply Co.	622,030
2,927	Ulta Beauty, Inc.(a)	1,206,919
		4,724,614

	Financial Services - 8.03%
7,717	Broadridge Financial Solutions, Inc.	1,410,822
5,261	FleetCor Technologies, Inc.(a)	1,177,622
3,518	MarketAxess Holdings, Inc.	1,446,848
2,702	T Rowe Price Group, Inc.	531,321
		4,566,613

	Industrial Products & Systems - 10.82%
20,567	Cognex Corp.	1,599,290
27,878	Fastenal Co.	1,785,865
3,260	IPG Photonics Corp.(a)	561,176
9,119	SiteOne Landscape Supply, Inc.(a)	2,209,351
		6,155,682

	Information/Knowledge Management - 24.28%
3,488	ANSYS, Inc.(a)	1,399,106
7,078	Autodesk, Inc.(a)	1,990,263
11,629	Bentley Systems, Inc. - Class B	562,030
3,509	Blackbaud, Inc.(a)	277,141
9,900	Coupa Software, Inc.(a)	1,564,695
11,854	Guidewire Software, Inc.(a)	1,345,785
1,180	HubSpot, Inc.(a)	777,797
18,498	Manhattan Associates, Inc.(a)	2,876,254
2,193	Shopify, Inc. - Class A(a)	3,020,616
		13,813,687

	Medical/Health Care - 31.45%
2,767	Align Technology, Inc.(a)	1,818,417
3,670	Cerner Corp.	340,833
7,339	Charles River Laboratories International, Inc.(a)	2,765,188
4,080	Dexcom, Inc.(a)	2,190,756
18,959	Edwards Lifesciences Corp.(a)	2,456,138
4,878	Insulet Corp.(a)	1,297,890
1,210	Jazz Pharmaceuticals PLC(a)	154,154

Shares		Value (Note 1)
COMMON STOCKS - 97.78% (continued)
	Medical/Health Care - 31.45% (continued)
5,448	Masimo Corp.(a)	$1,595,065
14,086	Omnicell, Inc.(a)	2,541,678
2,569	Teladoc Health, Inc.(a)	235,886
8,414	Veeva Systems, Inc. - Class A(a)	2,149,609
1,414	Zoetis, Inc.	345,058
		17,890,672

Total Common Stocks (Cost $27,764,224)		55,623,187

SHORT TERM INVESTMENTS - 2.00%
1,137,122	First American Treasury Obligations Fund, 0.01%(b)	1,137,122

Total Short Term Investments (Cost $1,137,122)		1,137,122

Total Value of Investments (Cost $28,901,346) - 99.78%		56,760,309
Other Assets in Excess of Liabilities - 0.22%		122,973
Net Assets - 100.00%		$56,883,282

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at December 31, 2021.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	14.89%	$8,471,919
Consumer Related	8.31%	4,724,614
Financial Services	8.03%	4,566,613
Industrial Products & Systems	10.82%	6,155,682
Information/Knowledge Management	24.28%	13,813,687
Medical/Health Care	31.45%	17,890,672
Short Term Investments	2.00%	1,137,122
Other Assets in Excess of Liabilities	0.22%	122,973
Total	100.00%	$56,883,282

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

The Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.20%
	Argentina - 2.22%
1,345	MercadoLibre, Inc.(a)	$1,813,598

	Australia - 8.64%
7,117	Atlassian Corp. PLC - Class A(a)	2,713,641
15,273	Cochlear, Ltd.	2,401,490
15,952	REA Group, Ltd.	1,945,604
		7,060,735

	Canada - 4.68%
31,208	Descartes Systems Group, Inc.(a)	2,581,115
903	Shopify, Inc. - Class A(a)	1,243,783
		3,824,898

	Denmark - 8.26%
28,250	Chr Hansen Holding A/S	2,229,017
24,950	Novo Nordisk A/S - Class B	2,807,426
15,667	SimCorp A/S	1,714,435
		6,750,878

	France - 3.81%
41,989	Dassault Systemes SE	2,500,648
6,709	Ipsen SA	614,874
		3,115,522

	Germany - 8.49%
17,871	Carl Zeiss Meditec AG	3,760,977
1,722	Rational AG	1,765,229
9,952	SAP SE	1,415,159
		6,941,365

	Hong Kong - 2.93%
559,146	Kingdee International Software Group Co., Ltd.(a)	1,720,990
153,443	Kingsoft Corp., Ltd.	673,984
		2,394,974

	Ireland - 6.75%
9,589	Flutter Entertainment PLC(a)	1,517,471
12,905	ICON PLC(a)	3,996,679
		5,514,150

	Israel - 2.93%
7,326	Check Point Software Technologies, Ltd.(a)	853,919
8,893	CyberArk Software, Ltd.(a)	1,540,979
		2,394,898

	Italy - 1.65%
48,109	Azimut Holding SpA	1,351,773

	Japan - 9.61%
105,700	CyberAgent, Inc.	1,758,757
9,500	GMO Payment Gateway, Inc.	1,185,125
55,300	Kakaku.com, Inc.	1,475,884
30,800	M3, Inc.	1,551,112

Shares		Value (Note 1)
COMMON STOCKS - 97.20% (continued)
	Japan - 9.61% (continued)
104,400	MonotaRO Co., Ltd.	$1,881,433
		7,852,311

	Netherlands - 3.84%
1,053	ASML Holding NV	847,219
19,457	Wolters Kluwer NV	2,294,923
		3,142,142

	New Zealand - 1.53%
12,176	Xero, Ltd.(a)	1,252,964

	Spain - 2.13%
90,757	Grifols SA	1,743,638

	Switzerland - 17.00%
187	Chocoladefabriken Lindt & Spruengli AG	2,591,978
637	Givaudan SA	3,349,982
1,415	Partners Group Holding AG	2,348,757
3,920	Tecan Group AG	2,389,772
23,239	Temenos AG	3,214,745
		13,895,234

	United Kingdom - 12.73%
94,477	Abcam PLC(a)	2,216,143
275,357	AJ Bell PLC	1,414,056
41,845	Diageo PLC	2,285,956
97,300	Ocado Group PLC(a)	2,209,927
70,263	RELX PLC	2,284,403
		10,410,485

Total Common Stocks (Cost $57,537,916)		79,459,565

SHORT TERM INVESTMENTS - 2.70%
2,205,264	First American Treasury Obligations Fund, 0.01%(b)	2,205,264

Total Short Term Investments (Cost $2,205,264)		2,205,264

Total Value of Investments (Cost $59,743,180) - 99.90%		81,664,829
Other Assets in Excess of Liabilities - 0.10%		81,677
Net Assets - 100.00%		$81,746,506

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at December 31, 2021.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	6.34%	$5,180,245
Consumer Discretionary	6.78%	5,540,996
Consumer Staples	5.97%	4,877,934
Financials	6.25%	5,114,586
Health Care	26.28%	21,482,111
Industrials	10.06%	8,225,988
Information Technology	28.69%	23,458,706
Materials	6.83%	5,578,999
Short Term Securities	2.70%	2,205,264
Other Assets in Excess of Liabilities	0.10%	81,677
Total	100.00%	$81,746,506

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

The Brown Capital Management International Small Company Fund

Schedule of Investments

As of December 31, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.59%
	Australia - 7.15%
185,793	Pro Medicus, Ltd.	$8,440,221
1,067,411	REA Group, Ltd.	130,187,984
2,204,932	WiseTech Global, Ltd.	93,973,660
		232,601,865

	Austria - 0.43%
399,716	Schoeller-Bleckmann Oilfield Equipment AG(a)	14,084,602

	Canada - 9.32%
2,199,025	Descartes Systems Group, Inc.(a)	181,874,379
864,570	Kinaxis, Inc.(a)	121,201,785
		303,076,164

	Denmark - 5.12%
2,587,672	Ambu A/S - Class B	68,533,961
1,715,859	NNIT A/S(b)	30,156,017
621,135	SimCorp A/S	67,970,591
		166,660,569

	France - 13.73%
2,229,217	Albioma SA(b)	87,001,262
248,099	Esker SA	102,109,396
1,792,150	Interparfums SA	149,966,443
2,248,501	Lectra(b)	107,516,414
		446,593,515

	Germany - 13.23%
3,722,498	Evotec SE(a)	180,117,453
1,569,189	Nexus AG(b)	127,914,764
779,515	STRATEC SE(b)	122,294,264
		430,326,481

	Hong Kong - 1.81%
19,075,000	Kingdee International Software Group Co., Ltd.(a)	58,710,749

	India - 1.06%
886,263	CRISIL, Ltd.	34,389,708

	Ireland - 0.92%
188,933	Flutter Entertainment PLC(a)	29,898,886

	Israel - 3.93%
737,075	CyberArk Software, Ltd.(a)	127,720,356

	Italy - 1.85%
2,147,057	Azimut Holding SpA	60,328,305

	Japan - 10.01%
371,500	GMO Payment Gateway, Inc.	46,344,649
2,373,014	Hiday Hidaka Corp.(b)	35,730,334

Shares		Value (Note 1)
COMMON STOCKS - 95.59% (continued)
	Japan - 10.01% (continued)
2,180,700	Kakaku.com, Inc.	$58,200,026
715,500	M3, Inc.	36,033,135
1,921,503	SMS Co., Ltd.	75,670,769
547,747	Software Service, Inc.(b)	30,856,303
1,719,100	Towa Pharmaceutical Co., Ltd.	42,801,899
		325,637,115

	New Zealand - 1.41%
50,821,889	Pushpay Holdings, Ltd.(a)	45,946,354

	Sweden - 4.34%
1,731,100	Hemnet Group AB(a)	32,050,312
498,536	MIPS AB	65,487,952
1,975,305	Sectra AB	43,763,536
		141,301,800

	Switzerland - 2.28%
44,638	Partners Group Holding AG	74,094,573

	United Kingdom - 19.00%
5,410,967	Abcam PLC(a)	126,924,822
12,598,951	AJ Bell PLC	64,700,081
2,193,829	Dechra Pharmaceuticals PLC	158,123,165
2,973,059	PayPoint PLC	26,760,750
1,858,664	Playtech PLC(a)	18,428,145
5,660,950	Rightmove PLC	60,915,745
2,313,453	Victrex PLC	76,530,579
1,731,006	Vitec Group PLC	33,270,554
2,410,892	YouGov PLC	52,212,063
		617,865,904

Total Common Stocks (Cost $2,349,445,576)		3,109,236,946

SHORT TERM INVESTMENTS - 6.49%
211,157,901	First American Treasury Obligations Fund, 0.01%(c)	211,157,901

Total Short Term Investments (Cost $211,157,901)		211,157,901

Total Value of Investments (Cost $2,560,603,477) - 102.08%		3,320,394,847
Liabilities in Excess of Other Assets - (2.08)%		(67,735,231)
Net Assets - 100.00%		$3,252,659,616

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2021.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	25.88%	$841,743,826
Consumer Related	10.23%	332,782,314
Industrial Products & Systems	6.09%	198,131,594
Information/Knowledge Management	29.23%	950,782,387
Medical/Health Care	16.62%	540,672,398
Miscellaneous	7.54%	245,124,427
Short Term Investments	6.49%	211,157,901
Liabilities in Excess of Other Assets	(2.08)%	(67,735,231)
Total	100.00%	$3,252,659,616

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

The Brown Capital Management Mutual Funds
Notes to Schedules of Investments	December 31, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies that have total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of the regular trading session of the exchange on the business day the value is being determined. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2021:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,438,960,626	$–	$–	$6,438,960,626
Short Term Investments	122,478,574	–	–	122,478,574
Total	$6,561,439,200	$–	$–	$6,561,439,200

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$55,623,187	$–	$–	$55,623,187
Short Term Investments	1,137,122	–	–	1,137,122
Total	$56,760,309	$–	$–	$56,760,309

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$79,459,565	$–	$–	$79,459,565
Short Term Investments	2,205,264	–	–	2,205,264
Total	$81,664,829	$–	$–	$81,664,829

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,109,236,946	$–	$–	$3,109,236,946
Short Term Investments	211,157,901	–	–	211,157,901
Total	$3,320,394,847	$–	$–	$3,320,394,847

*	See Schedule of Investments for sector/country classifications.

For the period ended December 31, 2021, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2021, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of December 31, 2021*	Share Balance as of December 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Alarm.com Holdings, Inc.	$188,227,462	$50,826,585	$-	$231,741,290	2,732,476	$-	$(7,312,757)	$-
AppFolio, Inc., Class A	218,298,152	41,547,013	-	222,750,037	1,839,997	-	(37,095,128)	-
Cardiovascular Systems, Inc.	120,315,214	-	-	58,933,743	3,138,112	-	(61,381,471)	-
DMC Global, Inc.	68,008,019	-	-	49,646,104	1,253,373	-	(18,361,915)	-
Inogen, Inc.	100,269,293	15,697,761	-	73,539,144	2,162,916	-	(42,427,910)	-
Ironwood Pharmaceuticals, Inc.	111,578,837	-	-	116,369,342	9,980,218	-	4,790,505	-
Neogen Corp.	315,338,520	-	-	322,185,222	7,095,028	-	6,846,702	-
OrthoPediatrics Corp.	59,975,273	7,511,416	-	81,471,435	1,361,033	-	13,984,746	-
PROS Holdings, Inc.	144,093,912	-	(22,062,494)	97,354,888	2,822,699	-	(12,996,683)	(11,679,847)
Q2 Holdings, Inc.	256,242,963	49,002,137	-	242,009,591	3,046,445	-	(63,235,509)	-
Vericel Corp.	125,035,440	44,633,520	-	123,305,833	3,137,553	-	(46,363,127)	-
Vocera Communications, Inc.	88,170,665	-	-	148,647,580	2,292,529	-	60,476,915	-
				$1,767,954,209	40,862,379	$-	$(203,075,632)	$(11,679,847)

Investments no longer affiliated as of December 31, 2021

American Software, Inc., Class A	$38,053,141	$-	$(24,362,567)	$19,197,370	733,564	$461,981	$(10,735,686)	$16,242,482
Glaukos Corp.	301,891,006	-	(101,254,291)	80,680,154	1,815,485	-	(100,555,676)	(19,400,885)
Irhythm Technologies, Inc.	200,800,586	-	(91,122,521)	-	-	-	(98,277,563)	(11,400,502)
NextGen Healthcare, Inc.	78,259,947	-	(54,601,105)	15,102,963	848,958	-	283,721	(8,839,600)
Proto Labs, Inc.	206,708,246	-	(61,572,796)	49,670,290	967,289	-	(105,992,964)	10,527,804
				$164,650,777	4,365,296	$461,981	$(315,278,168)	$(12,870,701)

GRAND TOTAL				$1,932,604,986	45,227,675	$461,981	$(518,353,800)	$(24,550,548)

International Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of December 31, 2021*	Share Balance as of December 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Albioma SA	$82,655,599	$22,202,742	$-	$87,001,262	2,229,217	$1,469,575	$(17,857,079)	$-
Hiday Hidaka Corp.	29,469,567	8,499,671	-	35,730,334	2,373,014	55,240,620	(2,238,904)	-
Lectra	59,679,941	18,029,671	-	107,516,414	2,248,501	440,006	29,806,802	-
Nexus AG	87,996,373	15,070,830	-	127,914,764	1,569,189	263,343	24,847,561	-
NNIT A/S	23,133,297	6,270,425	-	30,156,017	1,715,859	-	752,295	-
Software Service, Inc.	42,414,901	11,080,111	-	30,856,303	547,747	-	(22,638,709)	-
STRATEC SE	84,770,545	22,028,871	-	122,294,264	779,515	599,978	15,494,848	-
				$541,469,358	11,463,042	$58,013,522	$28,166,814	$-

Investments no longer affiliated as of December 31, 2021

Vectura Group PLC	$50,182,764	$3,996,370	$(57,326,069)	$-	-	$12,920,540	$(8,760,237)	$31,006,903
				$-	-	$12,920,540	$(8,760,237)	$31,006,903

GRAND TOTAL				$541,469,358	11,463,042	$70,934,062	$19,406,577	$31,006,903

*	See Schedule of Investments for sector/country classifications.